Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

8. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Value-added tax recoverable	6,727	7,976	1,156
Loans to third parties	4,000	24,581	3,564
Deposits	905	1,218	177
Staff advances	151	336	49
Compensation receivable	-	842	122
Others	546	399	58
Less: Allowance for doubtful accounts	-	(1,435)	(208)
	12,329	33,917	4,918

An analysis of the allowance for doubtful accounts was as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	-	-	-
Additional allowance charged to expense	-	(1,435)	(208)
Balance at the end of the year	-	(1,435)	(208)